Financial instruments - Long-term Energy Derivative Contracts (Details) - Cash flow hedge	Jun. 30, 2024 MWh $ / MWh
Illinois Hub, Expiry September 2030
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	3,245,679
Receive average prices (per MW-hr) | $ / MWh	24.54
PJM Western HUB, Expiry December 2028
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	287,686
Receive average prices (per MW-hr) | $ / MWh	29.14
NI HUB, Expiry December 2027
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	1,220,001
Receive average prices (per MW-hr) | $ / MWh	21.31
ERCOT North HUB, Expiry December 2027
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	1,137,027
Receive average prices (per MW-hr) | $ / MWh	36.46